Employee benefits (Tables)	6 Months Ended
Jun. 30, 2025
Retirement Benefits [Abstract]
Schedule of Employee Welfare Benefits Expenses
	For the six months ended
	June 30,
	2024	2025
	RMB	RMB
Contributions to medical and pension schemes	9,910	8,813
Other employee benefits	3,221	3,043
Total	13,131	11,856